Related Parties and Parties-In-Interest Transactions (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	$ 392,804	$ 373,259
Notes receivable from participants	10,691	11,974
Ordinary shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Master trust purchases	14,553
Master trust sales	57,257
Total investments	$ 3,721	$ 3,943